Taxation - Additional Information (Detail) $ in Thousands	12 Months Ended						60 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2020	Dec. 31, 2027 CNY (¥)
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues	3.00%	3.00%
Education surcharges rate	3.00%	3.00%
Local education surcharges rate	2.00%	2.00%
Withholding tax	¥ 6,129,000	$ 889	¥ 839,000	¥ (1,618,000)
Income tax rate	25.00%	25.00%	25.00%	25.00%		25.00%
Taxable profit	¥ 9,349,000		¥ (59,734,000)	¥ (68,577,000)
Net operating losses carry forwards, period	5 years	5 years
Qualified research and development expense claim percentage	200.00%	200.00%
Additional qualified research and development expense claim percentage	100.00%	100.00%
Net (loss)/income	¥ 3,220,000	$ 466	(60,573,000)	(66,959,000)
Withholding income tax rate on dividends distributed by a foreign-invested entity	10.00%	10.00%
Net operating losses carry forwards	¥ 382,446,000
Deferred tax asset valuation allowance	374,740,000		440,244,000	458,960,000	¥ 468,587,000
uncertain tax position				6,666,000	6,680,000
uncertain tax position including interest				2,432,000	¥ 2,447,000
Interest and penalties	¥ 0		¥ 0	¥ 0
Minimum
Income Taxes [Line Items]
Urban construction tax rate	1.00%	1.00%
Maximum
Income Taxes [Line Items]
Urban construction tax rate	7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year	2026	2026
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year	2036	2036
Forecast
Income Taxes [Line Items]
PRC tax rate							25.00%
Preferential tax rate							20.00%
Net (loss)/income							¥ 3,000,000
High and New Technology Enterprises | Maximum
Income Taxes [Line Items]
Net operating losses carry forwards, period	10 years	10 years
Technology services, marketing services, commissions, financing solutions and other services
Income Taxes [Line Items]
VAT rate	6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate	13.00%	13.00%
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate	3.00%	3.00%	3.00%	3.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax	¥ 0		¥ 0	¥ 0
Hong Kong
Income Taxes [Line Items]
Withholding tax	¥ 414,000		¥ 67,000	¥ 0
Hong Kong | Taxable Profit First Two Million Hongkong Dollar
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
Hong Kong | Taxable Profit Above Two Million Hongkong Dollar
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax	25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity	5.00%	5.00%